Common Stock	12 Months Ended
Dec. 31, 2010
Common Stock
20.	Common Stock

On September 16, 2003, the Group listed its shares on the New York Stock Exchange (NYSE) and transferred its global depository shares listed on the Luxembourg Stock Exchange to NYSE as American depository shares. As of December 31, 2010, the Group had 474,199,587 shares of common stock.